Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Schreiber ($) (1)	Summary Compensation Table Total for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Schreiber ($) (1) (2)	Compensation Actually Paid to Mr. Wininger ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3) (4)	Value of Initial Fixed $100 Investment Based on:		Net Loss ($ in millions) (6)	In Force Premium (IFP) ($ in millions) (7)	Adjusted EBITDA ($ in millions) (8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
(a)	(b)	(b)	(c)	(c)	(d)	(d)	(f)	(g)	(h)	(i)	(l)
2025	$6,076,514	$—	$18,522,699	$—	$3,988,961	$10,503,196	$58	$180	$(166.0)	$1,237	$(118)
2024	$3,958,582	$—	$16,012,660	$—	$2,349,949	$8,953,982	$45	$190	$(202.2)	$944	$(150)
2023	$1,721,853	$1,751,549	$2,061,930	$2,091,626	$2,445,351	$2,218,409	$20	$153	$(236.9)	$747	$(173)
2022	$8,035,801	$8,075,513	$795,789	$835,501	$1,589,734	$(1,160,121)	$17	$141	$(297.8)	$625	$(225)
2021	$21,511,997	$21,511,997	$2,941,997	$2,941,997	$2,019,580	$(8,638,137)	$52	$139	$(241.3)	$380	$(184)

Company Selected Measure Name	In Force Premium
Named Executive Officers, Footnote	PEOs for each year in the table are as follows:
•2024 and 2025: Daniel Schreiber served as the CEO
•2021, 2022 and 2023: Daniel Schreiber and Shai Wininger served as Co-CEOs
Non-PEO NEOs for each year shown in the table are as follows:
•2024 and 2025: Shai Wininger, Tim Bixby, Adina Eckstein, John Peters and Maya Prosor
•2023: Tim Bixby, Adina Eckstein, John Peters and Maya Prosor
•2022 and 2021: Tim Bixby, Adina Eckstein, John Peters and Jorge Espinel
    Average Non-PEO NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-PEO NEOs average total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$3,988,961	$(3,481,289)	$9,995,524	$10,503,196
(1) Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEOs as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year (as of Prior Year End as Compared to Year End) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (as of Prior Year End as Compared to Vesting Date) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$3,877,211	$4,324,207	$320,241	$1,475,065	$(1,200)	$—	$9,995,524
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly out-of-the-money.

Peer Group Issuers, Footnote	Total Shareholder Return ("TSR") assumes $100 is invested in the Company's stock as of July 2, 2020 (first day of trading). TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was NASDAQ Insurance Index which is also reported in the Form 10-K in the Performance Graph.
PEO Actually Paid Compensation Amount	$ 10,503,196
Adjustment To PEO Compensation, Footnote
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Schreiber’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Mr. Schreiber ($)	Summary Compensation Table Reported Equity Award Value for Mr. Schreiber ($)	Equity Award Adjustments for Mr. Schreiber ($) (1)	Compensation Actually Paid to Mr. Schreiber ($)
2025	$6,076,514	$(5,398,705)	$17,844,890	$18,522,699
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Schreiber as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year (as of Prior Year End as Compared to Year End) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (as of Prior Year End as Compared to Vesting Date) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$6,030,275	$9,155,361	$503,331	$2,161,923	$(6,000)	$—	$17,844,890

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options. The expected-term for options out-of-the-money are assumed to be extended. The expected term for options in-the-money are assumed to be reduced.

Non-PEO NEO Average Total Compensation Amount	$ 3,988,961	$ 2,349,949	$ 2,445,351	$ 1,589,734	$ 2,019,580
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,503,196	8,953,982	2,218,409	(1,160,121)	(8,638,137)
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In Force Premium •Adjusted EBITDA
Total Shareholder Return Amount	$ 58	45	20	17	52
Peer Group Total Shareholder Return Amount	180	190	153	141	139
Net Income (Loss)	$ (166,000,000.0)	$ (202,200,000)	$ (236,900,000)	$ (297,800,000)	$ (241,300,000)
Company Selected Measure Amount	1,237,000,000	944,000,000	747,000,000	625,000,000	380,000,000
Additional 402(v) Disclosure	Net Loss represents GAAP Net Loss in the audited consolidated financial statements as reported on the Company's Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	In Force Premium
Non-GAAP Measure Description	In Force Premium ("IFP") is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	(118,000,000)	(150,000,000)	(173,000,000)	(225,000,000)	(184,000,000)
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Item 7 – Non-GAAP Financial Measures in the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025.
Mr. Daniel Schreiber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,076,514	$ 3,958,582	$ 1,721,853	$ 8,035,801	$ 21,511,997
PEO Actually Paid Compensation Amount	$ 18,522,699	$ 16,012,660	2,061,930	795,789	2,941,997
PEO Name	Daniel Schreiber
Mr. Shai Wininger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,751,549	8,075,513	21,511,997
PEO Actually Paid Compensation Amount			$ 2,091,626	$ 835,501	$ 2,941,997
PEO Name	Shai Wininger
PEO | Mr. Daniel Schreiber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,398,705)
PEO | Mr. Daniel Schreiber [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,844,890
PEO | Mr. Daniel Schreiber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,030,275
PEO | Mr. Daniel Schreiber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,155,361
PEO | Mr. Daniel Schreiber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503,331
PEO | Mr. Daniel Schreiber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,161,923
PEO | Mr. Daniel Schreiber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000)
PEO | Mr. Daniel Schreiber [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,481,289)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,995,524
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,877,211
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,324,207
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,241
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,475,065
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0